Note 1 - Basis of Presentation and General Information - Charterers Individually Accounted for More than 10% of the Company's Voyage and Time Charter Revenues (Details) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Charterer CMA [Member]
CMA CGM, Marseille	19.00%	14.00%	17.00%
Charterer GSS [Member]
CMA CGM, Marseille	17.00%	22.00%	16.00%
Charterer KLAVENESS [Member]
CMA CGM, Marseille	11.00%	15.00%
Charterer MSC [Member]
CMA CGM, Marseille	10.00%	16.00%	13.00%
Charterer NORDEN [Member]
CMA CGM, Marseille	10.00%